Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
The Company generally considers
once-a-year
grants to a broad group of executives and managers, including named executive officers, typically at regularly scheduled predetermined board meetings or at such other times as necessary for business purposes related to employee promotion, or retention, or new hires. The Company makes grants that are effective on or after the date when the “Administrator” (defined in the Plans as the Compensation Committee, or, for grants under a specified threshold made to certain employees, a committee of which the Chairman is the sole member) approves the grant. The Company does not time grants with respect to the release of positive or negative material non-public
information (“MNPI”), nor does the Company time disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false